Guarantees and Charges	12 Months Ended
Dec. 31, 2021
Disclosure of guarantees and charges [abstract]
GUARANTEES AND CHARGES

Note 20: - Guarantees and Charges

a.	The Company provided a bank guarantees in the amount of $ 287 thousands in favor of the lessor of its leased office facility in Rehovot, Israel, and for other obligation, as guarantee for meeting its obligations under the lease agreement.

b.

The Company pledged specific purchased asset as collateral against loan, in the original amount of NIS 1,000 thousand ($ 321 thousand) received to fund the purchase of such assets.

As of December 31, 2021, the loan balance is $38 thousand. See note 15.

c.	In connection with the acquisition of CYTOGAM, HEPGAM B, VARIZIG and WINRHO SDF from Saol, the Company secured $40,000 thousand of debt facility from an Israeli bank, the Company undertook not to create any first ranking floating charge over all or materially all of its property and assets in favor of any third party unless certain terms, as defined in the loan agreement has been satisfied.